Consolidated Statements of Net (Loss) Income and Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, net
Product sales, net	$ 11,610	$ 20,173	$ 29,109
Cost of goods sold (Note 6 & 8)	6,480	7,272	4,152
Gross profit	5,130	12,901	24,957
Expenses
Selling (Note 12)	5,359	13,399	15,580
General and administrative (Note 12)	4,579	3,395	3,922
Research and development (Note 12)	3,299	4,349	6,681
Total expense	13,237	21,143	26,183
Other expense (income):
Revaluation of holdback receivable (Note 13)		3,623	1,473
Impairment loss on intangible assets (Note 8)		6,321
Total Other (income) expense		9,944	1,473
Finance (income) costs:
Finance (income) expense, net (Note 10 & 16)	(765)	(1,115)	(1,061)
Foreign exchange (gain) loss, net	(497)	2,570	(6,461)
Total Finance costs (income)	(1,262)	1,455	(7,522)
Net (loss) income before income taxes	(6,845)	(19,641)	4,823
Income tax (expense) recovery
Current (Note 15)	0	(22)	(678)
Deferred (Note 15)	0	(123)	(219)
Income tax expense		(145)	(897)
Net (loss) income	(6,845)	(19,786)	3,926
Exchange differences on translation of foreign subsidiaries:	(746)	(683)	595
Item that will not be reclassified to profit and loss
Revaluation of investment in Sensible Medical at FVOCI (Note 9)		(6,336)
Comprehensive (loss) income	$ (7,591)	$ (26,805)	$ 4,521
(Loss) earnings per share
Basic (Note 14(e))	$ (0.64)	$ (1.32)	$ 0.25
Diluted (Note 14(e))	$ (0.64)	$ (1.32)	$ 0.24